Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BBH INTERNATIONAL EQUITY FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the BBH International Equity Fund (the “Fund”) is to provide investors with long-term maximization of total return, primarily through capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold the Fund’s Class N and Class I shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund’s Class N and Class I shares to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class N and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund’s Class N and Class I shares remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States. Developed markets are those markets included in the Morgan Stanley Capital International—Europe, Australasia, and Far East Index (“MSCI-EAFE”) and Canada. The Fund will invest its assets in companies that are economically tied to at least twelve countries from different geographic regions throughout the world. The Fund may also from time to time invest up to 15% of its assets, at the time of purchase, in emerging markets of the world.

The Fund employs a “manager of managers” approach whereby portions of the Fund are allocated to different investment sub-advisers who employ investment styles broadly aligned with the investment adviser’s principles of equity investing. The Fund currently uses one sub-adviser that employs a growth style and one that employs a value style. However, the investment adviser may also manage a portion the Fund’s assets according to the Fund’s principal investment strategies.

The Fund buys and sells securities denominated in currencies other than the U.S. dollar. Interest, dividends and sale proceeds on such securities are received in currencies other than the U.S. dollar. The Fund enters into foreign currency exchange transactions from time to time to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund may purchase currency forwards for the purpose of hedging the value of securities purchased or intended to be purchased.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances at least 80% of the net assets of the Fund, plus any borrowings for investment purposes, are invested in equity securities of companies in the developed markets of the world, excluding the United States.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund and the circumstances reasonably likely to adversely affect an investment are listed in alphabetical order and described below. The share price of the Fund changes daily, based on market conditions and other factors. A shareholder may lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

Capital Controls Risk:

Capital controls imposed by foreign governments in response to economic or political events may impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, may adversely affect the trading market and price for shares of the Fund, and may cause the Fund to decline in value.

Currency Exchange Rate Risk:

Because the Fund invests in securities denominated in, or providing exposure to, non-U.S. currencies and the Fund’s net asset value per share (“NAV”) is determined on the basis of U.S. dollars, the U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably.

Emerging Markets Risk:

Emerging markets involve risks greater than those generally associated with investing in more developed foreign markets. These less developed markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile.

Equity Securities Risk:

Equity securities risk is the risk that prices of equity securities rise and fall daily due to factors affecting individual companies, particular industries or the equity market as a whole.

Foreign Investment Risk:

Investing in securities of foreign-based companies involves risks not typically associated with investing in securities of companies organized and operated in the United States. These risks include adverse political, social and economic developments abroad, different kinds and levels of market and issuer regulations, and the different characteristics of overseas economies and markets. These factors can make foreign investments more volatile and potentially less liquid than U.S. investments.

Investment Risk:

Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Market Risk:

The price of a security may fall due to changing economic, political, regulatory or market conditions, or due to a company’s or issuer’s individual situation.

Multi-Manager Risk:

The investment styles of the Fund’s sub-advisers may not complement each other as expected by the investment adviser. The Fund’s exposure to a particular stock, industry, country, geographic region or technique could be greater or smaller than if the Fund had a single investment adviser.

Non-Diversification Risk:

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Shareholder Concentration Risk:

Asset allocation decisions, particularly large redemptions, made by an investment adviser whose discretionary clients make up a large percentage of the Fund’s shareholders may adversely impact remaining Fund shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	A shareholder may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

A non-diversified fund may be subject to greater risk than a diversified fund because changes in the financial condition of individual issuers, as well as political, regulatory or economic occurrences affecting such issuers may cause greater fluctuation in the value of a non-diversified fund’s shares.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is a successor to a mutual fund of the same name, which was a series of BBH Fund, Inc. (the “Predecessor Fund”). Performance provided reflects the performance of the Predecessor Fund for periods prior to its reorganization into the Fund, as of the close of business on June 12, 2007. Prior to the reorganization, the Fund did not have any investment operations. Accordingly, the performance information provided in this Prospectus for the periods prior to that date is historical information of the Predecessor Fund, adjusted to reflect the Fund’s anticipated expenses.

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year. The table shows how the average annual returns of the Fund’s Class N and Class I shares for the periods indicated compared to a broad-based market index. One cannot invest directly in an index.

When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.bbhfunds.com or can be obtained by phone at 1-800-575-1265.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks involved with an investment in the Fund. The bar chart shows changes in the performance of the Fund’s Class N shares from year to year.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-575-1265
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bbhfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember that the Fund’s performance (before and after taxes) in past years is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Return for Class N Shares (% Per Calendar Year)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Performing Quarter: 19.44% in 2nd quarter of 2009 Lowest Performing Quarter: (18.80)% in 4th quarter of 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Performing Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Performing Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.80%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Through December 31, 2013)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund’s performance figures assume that all distributions were reinvested in the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns for Class I Shares will differ from those shown for Class N Shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 116
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,384
Annual Return 2004	rr_AnnualReturn2004	18.79%
Annual Return 2005	rr_AnnualReturn2005	13.70%
Annual Return 2006	rr_AnnualReturn2006	23.81%
Annual Return 2007	rr_AnnualReturn2007	10.14%
Annual Return 2008	rr_AnnualReturn2008	(37.06%)
Annual Return 2009	rr_AnnualReturn2009	29.68%
Annual Return 2010	rr_AnnualReturn2010	6.60%
Annual Return 2011	rr_AnnualReturn2011	(7.52%)
Annual Return 2012	rr_AnnualReturn2012	15.26%
Annual Return 2013	rr_AnnualReturn2013	17.00%
1 Year	rr_AverageAnnualReturnYear01	17.00%
5 Years	rr_AverageAnnualReturnYear05	11.50%
10 Years	rr_AverageAnnualReturnYear10	7.16%
Class N Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.62%
5 Years	rr_AverageAnnualReturnYear05	11.35%
10 Years	rr_AverageAnnualReturnYear10	6.67%
Class N Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.10%
5 Years	rr_AverageAnnualReturnYear05	9.46%
10 Years	rr_AverageAnnualReturnYear10	5.89%
Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of Amount Redeemed)	rr_ExchangeFeeOverRedemption	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.10%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.90%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	288
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	500
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,110
1 Year	rr_AverageAnnualReturnYear01	17.29%
5 Years	rr_AverageAnnualReturnYear05	11.79%
10 Years	rr_AverageAnnualReturnYear10	7.43%
MSCI-EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.78%
5 Years	rr_AverageAnnualReturnYear05	12.43%
10 Years	rr_AverageAnnualReturnYear10	6.91%